Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

As of July 1, 2022, the outstanding loan from Rennova to the Company totaled $803,416. The Company signed a promissory note, dated July 1, 2022, in favor of Rennova that provided that the Company will pay Rennova $883,757 on December 31, 2022. That amount represented a 10% original issue discount above the loan amount outstanding on July 1, 2022.

From July 29, 2022 through September 1, 2022, Alcimede Limited, of which Seamus Lagan is the director, has loaned the Company an aggregate of $32,500. These loans are due on demand. Upon any repayment, the Company will also owe an amount equal to 10% of the amount repaid.

Sharon Hollis, the Cheif Executive Officer of the Company, subsequent to June 30, 2022 has advanced a further $6,000 to the Company, which is repayable on demand.